Schedule of Information on Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Leases
Finance lease cost (including amortization of right-of use assets of $23,349 and $23,349 and interest on lease liabilities of $7,083 and $12,843 in 2023 and 2022, respectively)	$ 30,432	$ 36,192
Operating lease expense	208,856	101,399
Total lease cost	$ 239,288	$ 137,591
Weighted average remaining lease term (years) - finance	7 months 20 days	1 year 8 months 15 days	5 months 26 days
Weighted average remaining lease term (years) - operating	3 years 3 months 25 days	1 year 3 months 18 days	3 years 1 month 24 days
Weighted average discount rate - finance leases percentage	11.90%	11.90%	11.90%
Weighted average discount rate - operating leases percentage	6.67%	6.67%	6.67%